Debt (Schedule of Long-term Debt) (Details) - USD ($) $ in Millions		6 Months Ended		11 Months Ended			12 Months Ended
		Oct. 31, 2015		Apr. 30, 2015		Apr. 30, 2014	May. 31, 2014		May. 31, 2013
Debt Instrument [Line Items]
Deferred financing fees, debt discounts and premiums, net		$ (128.7)		$ (118.2)			$ (158.6)
Total long-term debt		5,683.8	[1]	5,226.8	[2]		5,250.1	[2]
Less: current portion		(0.1)	[1]	(0.1)	[2]		(31.7)	[2]
Total long-term debt - non-current		5,683.7	[1]	5,226.7	[2]		5,218.4	[2]
Loss on extinguishment of debt				172.4		$ 5.2	5.2		$ 1.8
Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
First lien, Principal Amount		464.3		466.7			477.4
First lien, Net Amount		$ 460.2	[1]	$ 462.2	[2]		$ 472.2	[2]
Contractual Rate		3.75%		3.75%			3.75%
Maturity date		Jun. 03, 2020		Jun. 03, 2020			Jun. 03, 2020
Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
First lien, Principal Amount		$ 2,460.3		$ 2,473.0			$ 2,543.6
First lien, Net Amount		$ 2,377.6	[1]	$ 2,382.0	[2]		$ 2,437.6	[2]
Contractual Rate		3.75%		3.75%			3.75%
Maturity date		Jun. 03, 2020		Jun. 03, 2020			Jun. 03, 2020
Euro Term B due June 3, 2020 [Member]
Debt Instrument [Line Items]
First lien, Principal Amount		$ 372.7		$ 382.3			$ 472.0
First lien, Net Amount		$ 367.9	[1]	$ 377.0	[2]		$ 465.9	[2]
Contractual Rate		4.00%		4.00%			4.00%
Maturity date		Jun. 03, 2020		Jun. 03, 2020			Jun. 03, 2020
6.5% Senior Notes due May 15, 2022
Debt Instrument [Line Items]
Senior notes, Principal Amount		$ 1,630.0		$ 1,630.0
Senior notes, Net Amount		$ 1,619.0	[1]	$ 1,618.4	[2]
Contractual Rate		6.50%		6.50%
Maturity date		May 15, 2022		May 15, 2022
5.75% Senior Notes due May 15, 2022 [Member]
Debt Instrument [Line Items]
Senior notes, Principal Amount		$ 385.2		$ 393.0
Senior notes, Net Amount		$ 379.8	[1]	$ 387.2	[2]
Contractual Rate		5.75%		5.75%
Maturity date		May 15, 2022		May 15, 2022
5.75% Senior Secured Notes due August 15, 2020 [Member]
Debt Instrument [Line Items]
Senior notes, Principal Amount		$ 500.0
Senior notes, Net Amount	[1]	$ 479.3
Contractual Rate		5.75%
Maturity date		Aug. 15, 2020
Debt Obligations [Member]
Debt Instrument [Line Items]
Weighted average interest rate		4.80%		4.80%			6.00%
9.375% Senior Notes due on April 1, 2019 [Member]
Debt Instrument [Line Items]
Senior notes, Principal Amount							$ 1,015.0
Senior notes, Net Amount	[2]						$ 997.3
Contractual Rate							9.375%
Maturity date							Apr. 01, 2019
10.0% Senior Notes due on April 1, 2019 [Member]
Debt Instrument [Line Items]
Senior notes, Principal Amount							$ 340.7
Senior notes, Net Amount	[2]						$ 334.6
Contractual Rate							10.00%
Maturity date							Apr. 01, 2019
11.5% Senior Notes due on July 15, 2018 [Member]
Debt Instrument [Line Items]
Senior notes, Principal Amount							$ 560.0
Senior notes, Net Amount	[2]						$ 542.5
Contractual Rate							11.50%
Maturity date							Jul. 15, 2018

[1]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.
[2]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.